Subscription warrants - indemnification	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Subscription warrants - indemnification
24.	Subscription warrants – indemnification

Because of the association of Extrafarma on January 31, 2014, 7 subscription warrants – indemnification were issued, corresponding to up to 3,205,622 shares of the Company. The subscription warrants – indemnification may be exercised beginning 2020 by the former shareholders of Extrafarma and are adjusted according to the changes in the amounts of provisions for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014. The subscription warrants – indemnification’s fair value is measured based on the share price of Ultrapar (UGPA3) and is reduced by the dividend yield until 2020, since the exercise is possible only from 2020, and they are not entitled to dividends until that date. As of December 31, 2018, the subscription warrants – indemnification were represented by 2,412,119 shares and amounted to R$ 123,095 (as of December 31, 2017, they were represented by 2,415,848 that totaled R$ 171,459). Due to the final adverse decision of some of these lawsuits, on December 31, 2018, the maximum number of shares that could be issued related to the subscription warrants – indemnification was up to 2,988,158 (3,035,499 shares as of December 31, 2017).